Property, Equipment and Software, Net (Tables)	12 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Software

Property, equipment and software consist of the following:

	As of March 31,
	2018	2019
	RMB	RMB
Electronic equipment	45,198	32,756
Furniture and office equipment	12,463	9,326
Leasehold improvements	22,995	27,969
Vehicles	307	307
Computer softwares	3,651	3,808

Subtotal	84,614	74,166
Less: Accumulated depreciation and amortization	(68,103)	(62,191)

Property, equipment and software, net	16,511	11,975